Warrants	12 Months Ended
Oct. 31, 2024
Warrants [Abstract]
Warrants
9.	Warrants

The following table summarizes the changes in the Company’s warrants:

	Number of warrants	Historic weighted average exercise price per warrant shares
Balance, October 31, 2022	19,763	576.66

Issuance of underwriter warrants	1,923	243.75
Issuance of April 2023 warrants (*)	4,505,718	5.124
Issuance of September 2023 warrants (*)	7,500,000	9.00
Issuance of Xylo warrants	75	1,297.67
Expiration of warrants	(11,430)	922.98
Exercise of warrants	(784,584)	5.124

Balance, October 31, 2023	11,231,465	$7.90
Number of shares to be issued from the exercise of these warrants, October 31, 2023	826,781

Balance, October 31, 2023	11,231,465	$7.90
Issuance of January 2024 warrants (Note 7c) (*)	1,500,000	1.60
Exercise of warrants	(8,293,585)	2.62
Expiration of warrants	(8,333)	98.43
Balance, October 31, 2024 (**)	4,429,547	$1.57
Number of shares to be issued from the exercise of these warrants	2,549,311

(*)

These warrants include a cashless exercise provision and repricing provisions under certain circumstances, that also includes a potential change in the number of shares to be issued for each warrant depending on the change in the exercise price of the warrant. See table below for number of shares to be issued from the exercise of warrants.

(**)	See note 19(b) regarding the exercise of warrants.

As of October 31, 2024, the following share purchase warrants were outstanding:

Number of warrants outstanding	Number of shares to be issued from the exercise of warrants (warrant shares)	Exercise price per warrant shares		Exercise price per warrant shares (USD)	Expiry date
1,923	1,923	C$	339.20	$243.75	November 17, 2027
743,565	538,150		$1.077	$1.077	April 5, 2028
75	75	C$	1,800	$1,293.48	November 23, 2024
2,352,504	677,683		$1.077	$1.077	September 17, 2028
1,331,480	1,331,480		$1.60	$1.60	January 15, 2029
4,429,547	2,549,311